Schedule of investments

Delaware Tax-Free Arizona Fund May 31, 2020 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 98.96%
Corporate Revenue Bonds - 6.73%
Chandler Industrial Development Authority Revenue
(Intel Corporation Project) 2.70% 12/1/37 (AMT) •	1,000,000	$1,046,950
Pima County Industrial Development Authority Pollution
Control Revenue
(Tucson Electric Power) Series A 5.25% 10/1/40	1,600,000	1,611,568
Salt Verde Financial Senior Gas Revenue
5.00% 12/1/37	2,000,000	2,610,920
		5,269,438
Education Revenue Bonds - 25.37%
Arizona Industrial Development Authority Revenue
(Academies of Math & Science Projects) Series A 5.00%
7/1/51	1,000,000	1,131,040
(ACCEL Schools Project) Series A 144A 5.25% 8/1/48 #	350,000	342,916
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	250,000	256,795
144A 6.00% 7/1/47 #	400,000	403,876
(Doral Academy of Nevada - Fire Mesa and Red Rock
Campus Projects) Series A 144A 5.00% 7/15/49 #	375,000	361,069
(Empower College Prep Project) 144A 6.00% 7/1/49 #	500,000	502,750
(Equitable School Revolving Fund) Series A 4.00%
11/1/49	1,600,000	1,683,344
(Odyssey Preparatory Academy Project) Series A 144A
5.50% 7/1/52 #	375,000	384,701
(Pinecrest Academy of Nevada-Horizon, Inspirada and
St. Rose Campus Projects) Series A 144A 5.75%
7/15/48 #	250,000	264,623
(Somerset Academy of Las Vegas - Lone Mountain
Campus Project) Series A 144A 5.00% 12/15/49 #	500,000	459,670
Arizona State University Energy Management Revenue
(Arizona State University Tempe Campus II Project)
4.50% 7/1/24	1,000,000	1,003,090
Glendale Industrial Development Authority Revenue
(Midwestern University) 5.00% 5/15/31	645,000	672,477
Maricopa County Industrial Development Authority
Revenue
(Arizona Autism Charter Schools Project) Series A 144A
5.00% 7/1/40 #	500,000	494,360
(Autism Charter Schools Project)
Series A 144A 5.00% 7/1/50 #	175,000	166,635
Series A 144A 5.00% 7/1/54 #	640,000	596,518
(Creighton University Project) 4.00% 7/1/50	1,000,000	1,037,380
(GreatHearts Arizona Projects) Series A 5.00% 7/1/52	725,000	830,473
(Reid Traditional Schools Projects) 5.00% 7/1/47	785,000	839,322

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Schedule of investments

Delaware Tax-Free Arizona Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
McAllister Academic Village Revenue
(Arizona State University Hassayampa Academic Village
Project) 5.00% 7/1/31	500,000	$611,210
Phoenix Industrial Development Authority
(Basis School Projects) 144A 5.00% 7/1/35 #	500,000	507,595
(Choice Academies Project) 5.625% 9/1/42	1,250,000	1,258,900
(Eagle College Preparatory Project) Series A 5.00%
7/1/43	500,000	484,015
(Great Hearts Academic Project) 5.00% 7/1/46	1,000,000	1,051,660
(Rowan University Project) 5.00% 6/1/42	2,000,000	2,067,880
Pima County Industrial Development Authority Education
Revenue
(American Leadership Academy Project)
144A 5.00% 6/15/47 #	100,000	90,659
144A 5.00% 6/15/52 #	90,000	80,408
(Edkey Charter School Project) 6.00% 7/1/48	1,000,000	994,600
(Tucson Country Day School Project) 5.00% 6/1/37	750,000	726,630
University of Arizona Board of Regents
Series A 4.00% 6/1/44	475,000	546,378
		19,850,974
Electric Revenue Bonds - 5.57%
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	55,000	33,963
Series AAA 5.25% 7/1/25 ‡	35,000	21,700
Series WW 5.00% 7/1/28 ‡	245,000	151,287
Series XX 4.75% 7/1/26 ‡	35,000	21,437
Series XX 5.25% 7/1/40 ‡	355,000	220,100
Series XX 5.75% 7/1/36 ‡	125,000	78,125
Series ZZ 4.75% 7/1/27 ‡	30,000	18,375
Series ZZ 5.25% 7/1/24 ‡	45,000	27,900
Salt River Project Agricultural Improvement & Power
District Electric System Revenue
Series A 5.00% 1/1/39	2,000,000	2,495,160
Series A 5.00% 1/1/47	1,000,000	1,286,220
		4,354,267
Healthcare Revenue Bonds - 20.44%
Arizona Health Facilities Authority Hospital System
Revenue
(Banner Health) Series A 5.00% 1/1/43	500,000	521,005
(Phoenix Children’s Hospital) Series A 5.00% 2/1/34	995,000	1,037,606
(Scottsdale Lincoln Hospital Project) 5.00% 12/1/42	1,000,000	1,086,400

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project
First Tier) Series A 5.00% 1/1/54	145,000	$135,199
(Great Lakes Senior Living Communities LLC Project
Second Tier)
Series B 5.00% 1/1/49	55,000	49,741
Series B 5.125% 1/1/54	65,000	59,163
(Great Lakes Senior Living Communities LLC Project
Third Tier) Series C 144A 5.00% 1/1/49 #	500,000	445,740
Glendale Industrial Development Authority Revenue
(Glencroft Retirement Community Project)
5.00% 11/15/36	270,000	245,157
5.25% 11/15/46	415,000	364,527
(Sun Health Services) Series A 5.00% 11/15/48	1,000,000	1,051,710
(The Beatitudes Campus Project)
5.00% 11/15/45	200,000	162,476
5.00% 11/15/53	300,000	235,215
(The Terraces of Phoenix Project) Series A 5.00%
7/1/48	375,000	325,733
Maricopa County Industrial Development Authority Health
Facilities Revenue
(Banner Health)
Series A 4.00% 1/1/41	1,000,000	1,076,150
Series A 4.00% 1/1/44	1,500,000	1,622,250
Maricopa County Industrial Development Authority Senior
Living Facility Revenue
(Christian Care Surprise Project) 144A 6.00% 1/1/48 #	405,000	353,577
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
(Hospital Auxilio Mutuo Obligated Group Project)
Series A 6.00% 7/1/33	790,000	815,382
Tempe Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/42	1,200,000	1,171,704
(Mirabella at ASU Project) Series A 144A 6.125%
10/1/52 #	800,000	766,872
Yavapai County Industrial Development Authority Hospital
Facility
(Yavapai Regional Medical Center)
4.00% 8/1/43	1,500,000	1,631,325
Series A 5.25% 8/1/33	2,000,000	2,176,600

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Schedule of investments

Delaware Tax-Free Arizona Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Yuma Industrial Development Authority Hospital Revenue
(Yuma Regional Medical Center)
Series A 5.00% 8/1/32	295,000	$326,978
Series A 5.25% 8/1/32	300,000	335,484
		15,995,994
Lease Revenue Bonds - 6.03%
Arizona Game & Fish Department & Community Beneficial
Interest Certificates
(Administration Building Project) 5.00% 7/1/32	1,000,000	1,003,470
Arizona Sports & Tourism Authority Senior Revenue
(Multipurpose Stadium Facility) Series A 5.00% 7/1/36	350,000	375,463
Maricopa County Industrial Development Authority
Correctional Contract Revenue
(Phoenix West Prison) Series B 5.375% 7/1/22 (ACA)	1,000,000	1,002,510
Phoenix Civic Improvement Airport Revenue
(Junior Lien) Series A 5.00% 7/1/49	2,000,000	2,340,000
		4,721,443
Local General Obligation Bonds - 5.95%
Maricopa County High School District No. 214 Tolleson
Union High School
(School Improvement Project) Series B 4.00% 7/1/37	1,000,000	1,167,460
Maricopa County School District No. 3 Tempe Elementary
(School Improvement Project) Series B 5.00% 7/1/30	560,000	722,109
Maricopa County Unified School District No 69 Paradise
Valley
4.00% 7/1/39	600,000	713,064
Maricopa County Unified School District No. 80 Chandler
Series A 4.00% 7/1/39	1,000,000	1,178,890
Maricopa County Unified School District No. 95 Queen
Creek
(School Improvement) 4.00% 7/1/35	500,000	586,025
Pinal County Community College District
4.00% 7/1/31	250,000	287,345
		4,654,893
Pre-Refunded Bonds - 4.94%
Northern Arizona University
5.00% 6/1/36-21 §	475,000	497,458
Phoenix Industrial Development Authority
(Great Hearts Academic Project)
6.30% 7/1/42-21 §	500,000	530,815
6.40% 7/1/47-21 §	500,000	531,355

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
Pinal County Electric District No. 3
Series A 5.25% 7/1/41-21 §	750,000	$790,860
University of Arizona Board of Regents
Series A 5.00% 6/1/25-22 §	335,000	365,837
Series A 5.00% 6/1/25-22 §	10,000	10,921
Series A 5.00% 6/1/38-23 §	1,000,000	1,141,100
		3,868,346
Special Tax Revenue Bonds - 11.20%
Glendale Municipal Property Excise Tax Revenue
(Senior Lien) Series B 5.00% 7/1/33	570,000	631,811
Glendale Transportation Excise Tax Revenue
5.00% 7/1/30 (AGM)	1,000,000	1,209,680
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	545,000	553,121
Series A 5.25% 1/1/36	705,000	718,874
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	3,635,000	3,546,015
Series A-1 4.931% 7/1/46 ^	1,190,000	308,959
Series A-2 4.329% 7/1/40	1,245,000	1,198,313
Regional Public Transportation Authority
(Maricopa County Public Transportation) 5.25% 7/1/24	500,000	599,720
		8,766,493
State General Obligation Bonds - 1.16%
Commonwealth of Puerto Rico
Series A 5.00% 7/1/41 ‡	235,000	130,719
Series A 5.375% 7/1/33 ‡	270,000	168,075
Series A 8.00% 7/1/35 ‡	355,000	194,363
Series B 5.75% 7/1/38 ‡	680,000	415,650
		908,807
Transportation Revenue Bonds - 5.09%
Arizona Department of Transportation State Highway Fund
Revenue
5.00% 7/1/35	500,000	604,385
Phoenix Civic Improvement Airport Revenue
Series B 5.00% 7/1/37	1,000,000	1,161,510
(Senior Lien)
4.00% 7/1/48 (AMT)	500,000	525,940
5.00% 7/1/32 (AMT)	500,000	541,145
Series A 5.00% 7/1/36 (AMT)	1,000,000	1,151,450
		3,984,430

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Schedule of investments

Delaware Tax-Free Arizona Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds - 6.48%
Arizona Water Infrastructure Finance Authority
(Water Quality Revenue) Series A 5.00% 10/1/26	1,000,000	$1,193,050
Central Arizona Water Conservation District
(Central Arizona Project) 5.00% 1/1/31	600,000	735,210
Guam Government Waterworks Authority Revenue
5.00% 7/1/37	250,000	270,773
Mesa Utility System Revenue
4.00% 7/1/31	850,000	985,567
Phoenix Civic Improvement Corporation
(Junior Lien)
5.00% 7/1/27	1,000,000	1,261,270
5.00% 7/1/31	500,000	622,525
		5,068,395
Total Municipal Bonds (cost $75,666,949)		77,443,480

Short-Term Investment – 0.26%
Variable Rate Demand Note - 0.26%¤
Phoenix Industrial Development Authority
(Mayo Clinic) Series B 0.05% 11/15/52
(SPA - Northern Trust Company)	200,000	200,000
Total Short-Term Investment (cost $200,000)		200,000

Total Value of Securities – 99.22%
(cost $75,866,949)		77,643,480

Receivables and Other Assets Net of Liabilities – 0.78%		610,464
Net Assets Applicable to 6,974,024 Shares Outstanding – 100.00%		$78,253,944

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At May 31, 2020, the aggregate value of Rule 144A securities was $6,478,764, which represents
8.28% of the Fund’s net assets.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2020.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds.
For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

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(Unaudited)

‡ Non-income producing security. Security is currently in default.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
May 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i. e. LIBOR03M,
LIBOR06M, etc. ) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.
^ Zero-coupon security. The rate shown is the effective yield at the time of purchase.

Summary of abbreviations:
ACA – Insured by American Capital Access
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
ICE – Intercontinental Exchange
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
SPA – Stand-by Purchase Agreement
USD – US Dollar

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